Other assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Analysis of Other Assets
An analysis of other assets at December 31, 2021 and 2022 is as follows:

	2021		2022
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps.	7,474,932	Ps.	8,247,735
Prepaid insurance		1,749,589		1,988,713
Other		227,731		328,974

	Ps.	9,452,252	Ps.	10,565,422

	2021		2022
Non-current portion:

Recoverable taxes	Ps.	11,689,094	Ps.	9,363,682
Prepayments for the use of fiber optics		3,783,496		3,424,850
Judicial Deposits (1)		14,583,504		16,309,977
Prepaid expenses		9,899,996		10,483,113

Total	Ps.	39,956,090	Ps.	39,581,622